2. Summary of Significant Accounting Policies: Investment in Joint Venture: Joint Venture Balance Sheets (Tables)	5 Months Ended
Sep. 30, 2018
Tables/Schedules
Joint Venture Balance Sheets

Joint Venture Balance Sheets

As at September 30, 2018
All figures in USD
Cash and cash equivalents	156,591
Prepaid expenses	20,000
Computers (net of accumulated depreciation of $188)	2,063
Total assets	178,654

Accrued liabilities	24,602
Accrued liabilities – related party	51,067
Total liabilities	75,669
Venturer contributions	350,000
Retained earnings	(247,016)
Venturers’ equity	102,984
Total liabilities and venturers’ equity	178,653

As at June 30, 2018
All figures in USD
Cash and cash equivalents	150,000
Total assets	150,000

Venturers’ equity	150,000